Deferred Acquisition Costs and Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Deferred Acquisition Costs
The following table presents the impact of the adoption of LDTI, as of the transition date, on deferred acquisition costs (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Deferred acquisition costs	$13,725	$172	$13,897
Adjustment for reversal of AOCI adjustments	151	(5)	146
Balance, January 1, 2021 - Deferred acquisition costs	$13,876	$167	$14,043
The following table presents the roll-forward of the deferred acquisition costs (in millions). The current period amortization is based on the end of the period estimates of mortality and persistency. The amortization pattern is revised on a prospective basis at the beginning of the period based on the period’s actual experience.

	Years Ended December 31,
	2022	2021(1)
Variable Annuities
Balance, beginning of period	$13,364	$13,725
Change in accounting principle	—	151
Deferrals of acquisition costs	544	779
Amortization	(1,209)	(1,291)
Variable Annuities balance, end of period	$12,699	$13,364

Reconciliation of total deferred acquisition costs
Variable Annuities balance, end of period	$12,699	$13,364
Other product lines, end of period	224	161
Total balance, end of period	$12,923	$13,525
(1) See Note 2 of the Notes to Consolidated Financial Statements for the transition to LDTI impact to the 2021 beginning of period balance for DAC .
The following table presents the roll-forward of deferred acquisition costs (in millions) prior to the adoption of LDTI:

Year Ended December 31,
2020
Balance, beginning of period	$12,337
Deferrals of acquisition costs	738
Amortization	533
Unrealized investment (gains) losses	289
Balance, end of period	13,897

Schedule of Deferred Sales Inducements
The balances of and changes in deferred sales inducements, which are reported in other assets, were as follows (in millions):

	Years Ended December 31,
	2022	2021
Balance, beginning of year	$80	$77
Change in accounting principle	—	3
Deferrals of sales inducements	4	8
Amortization	(8)	(8)
Balance, end of year	76	80
The balances of and changes in deferred sales inducements, which are reported in other assets, prior to the adoption of LDTI were as follows (in millions):

Year Ended December 31,
2020
Balance, beginning of year	$140
Deferrals of sales inducements	1
Amortization	(152)
Unrealized investment losses (gains)	88
Balance, end of year	77